Other current and non-current non-financial assets (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other non-financials asset [Abstract]
Opening balance	$ 18,654	$ 26,189	$ 17,721
Change in assets for exploration and evaluation of mineral resources
Additions	0	0	11,298
Short-term reclassifications	(526)	(1,311)	1,987
Increase (decrease) due to transfers and other charges	(245)	(6,224)	(4,817)
Total changes	(771)	(7,535)	8,468
Total	$ 17,883	$ 18,654	$ 26,189